Segment Data - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Income (loss) from continuing operations before income taxes, foreign	$ 245,373	$ 281,687	$ 193,308